Share-Based Compensation and Equity - Restricted Stock Unit Activity (Details) - Restricted Stock Units [Member] - $ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Units
Unvested, Shares, Beginning balance		499
Unvested, Weighted-average grant-date fair value, Beginning balance		$ 32.28
Forfeited, Shares		(62)
Forfeited, Weighted-average grant-date fair value		$ 32.90
Vested, Shares		(134)
Vested, Weighted-average grant-date fair value		$ 32.72
Granted, Shares	[1]	350
Granted, Weighted-average grant-date fair value		$ 35.25	[1]	$ 30.14	$ 35.16
Unvested, Shares, Ending balance		653		499
Unvested, Weighted-average grant-date fair value, Ending balance		$ 33.72		$ 32.28
One year vest [Member]
Restricted Stock Units
Granted, Shares		35
Granted, Weighted-average grant-date fair value		$ 39.35

[1]	The RSUs granted during the year ended December 31, 2014 include 35 thousand one-year RSUs to non-employee directors under the 1991 Plan. These RSUs have a weighted-average grant-date fair value of $39.35